CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Share-based compensation expenses	¥ 320,889	¥ 238,446	¥ 60,237
Cost of sales [Member]
Share-based compensation expenses	118,145	66,422	16,504
Selling expense [Member]
Share-based compensation expenses	44,402	18,039	5,606
Research and development expense [Member]
Share-based compensation expenses	130,620	94,952	16,357
General and administrative expense [Member]
Share-based compensation expenses	¥ 52,092	¥ 59,033	¥ 21,770